Commitments and Contingencies - Future Minimum Lease Payments and Sublease Proceeds Under Non-Cancelable Operating Leases (Details) - USD ($) $ in Thousands	Jul. 31, 2017	Jan. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Minimum Lease Payments, Remaining nine months of fiscal 2018	$ 7,131	$ 11,842
Sublease Rental Proceeds, Remaining nine months of fiscal 2018	(5,361)	(5,321)
Net Minimum Lease Payments, Remaining nine months of fiscal 2018	1,770	6,521
Minimum Lease Payments, 2019	31,903	28,064
Sublease Rental Proceeds, 2019	(13,295)	(9,284)
Net Minimum Lease Payments, 2019	18,608	18,780
Minimum Lease Payments, 2020	33,525	28,590
Sublease Rental Proceeds, 2020	(13,693)	(9,560)
Net Minimum Lease Payments, 2020	19,832	19,030
Minimum Lease Payments, 2021	33,562	28,756
Sublease Rental Proceeds, 2021	(14,101)	(9,845)
Net Minimum Lease Payments, 2021	19,461	18,911
Minimum Lease Payments, 2022	30,700	25,802
Sublease Rental Proceeds, 2022	(10,861)	(10,141)
Net Minimum Lease Payments, 2022	19,839	15,661
Minimum Lease Payments, 2023 and thereafter	159,884	142,966
Sublease Rental Proceeds, 2023 and thereafter	(4,278)	(4,278)
Net Minimum Lease Payments, 2023	155,606	138,688
Minimum Lease Payments, Total	296,705	266,020
Sublease Rental Proceeds, Total	(61,589)	(48,429)
Net Minimum Lease Payments, Total	$ 235,116	$ 217,591